Debt - Unsecured Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Aggregate principal amount	$ 13,583,000	$ 7,811,000
March 2028 Notes | Unsecured Debt
Debt Instrument [Line Items]
Aggregate principal amount	$ 1,000,000	1,000,000
Effective stated interest rate	5.399%
September 2028 Notes | Unsecured Debt
Debt Instrument [Line Items]
Aggregate principal amount	$ 600,000	0
Effective stated interest rate	5.524%
January 2029 Notes | Unsecured Debt
Debt Instrument [Line Items]
Aggregate principal amount	$ 600,000	0
Effective stated interest rate	5.372%
August 2029 Notes | Unsecured Debt
Debt Instrument [Line Items]
Aggregate principal amount	$ 700,000	700,000
Effective stated interest rate	5.958%
February 2030 Notes | Unsecured Debt
Debt Instrument [Line Items]
Aggregate principal amount	$ 750,000	750,000
Effective stated interest rate	6.052%
September 2030 Notes | Unsecured Debt
Debt Instrument [Line Items]
Aggregate principal amount	$ 500,000	0
Effective stated interest rate	5.826%
January 2031 Notes | Unsecured Debt
Debt Instrument [Line Items]
Aggregate principal amount	$ 500,000	0
Effective stated interest rate	5.15%
March 2032 Notes | Unsecured Debt
Debt Instrument [Line Items]
Aggregate principal amount	$ 750,000	0
Effective stated interest rate	5.563%
Ares Management Capital Markets LLC
Debt Instrument [Line Items]
Proceeds from underwriting and advisory fees	$ 795	$ 628